Net finance expense/(income) (Tables)	6 Months Ended
Jun. 30, 2025
Net finance expense/(income)
Schedule of net finance expense/ (income)

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m
Senior Facilities interest expense*	40	33	79	66
Net pension interest costs	1	1	2	2
Lease interest cost	6	6	12	12
Losses on derivative financial instruments	3	—	8	—
Foreign currency translation losses	1	—	2	1
Other net finance expense	8	11	12	22
Net finance expense before exceptional items	59	51	115	103
Exceptional net finance expense/(income) (note 5)	8	—	2	(17)
Net finance expense	67	51	117	86